Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information

(10) Segment Information

The Company operates in three reportable segments: Container Ownership, Container Management and Container Resale. Prior year amounts have been modified to conform with the 2019 presentation as discussed in Note 1 (u) “Reclassifications and Changes in Presentation”.

The following tables show segment information for 2019, 2018 and 2017, reconciled to the Company’s income before income tax and noncontrolling interests as shown in its consolidated statements of comprehensive income:

	Container	Container	Container
2019	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$516,307	$1,552	$—	$—	$—	$517,859
Lease rental income - managed fleet	—	101,901	—	—	—	101,901
Lease rental income	$516,307	$103,453	$—	$—	$—	$619,760
Management fees - non-leasing from external customers	$219	$1,646	$5,725	$—	$—	$7,590
Inter-segment management fees	$—	$48,215	$12,323	$—	$(60,538)	$—
Trading container margin	$—	$—	$7,398	$—	$—	$7,398
Gain on sale of owned fleet containers, net	$21,397	$—	$—	$—	$—	$21,397
Depreciation expense	$266,832	$916	$—	$—	$(7,376)	$260,372
Container lessee default expense, net	$7,867	$—	$—	$—	$—	$7,867
Interest expense	$152,914	$271	$—	$—	$—	$153,185
Realized gain on derivative instruments, net	$1,946	$—	$—	$—	$—	$1,946
Unrealized loss on derivative instruments, net	$15,442	$—	$—	$—	$—	$15,442
Segment income (loss) before income tax and noncontrolling interests (1)	$14,296	$27,747	$21,036	$(4,089)	$(486)	$58,504
Total assets	$5,101,301	$184,215	$19,573	$7,206	$(109,678)	$5,202,617
Purchase of containers and fixed assets	$420,971	$12,706	$—	$—	$—	$433,677
Payments on container leaseback financing receivable	$281,445	$—	$—	$—	$—	$281,445

	Container	Container	Container
2018	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$498,414	$2,948	$—	$—	$—	$501,362
Lease rental income - managed fleet	—	111,342	—	—	—	111,342
Lease rental income	$498,414	$114,290	$—	$—	$—	$612,704
Management fees - non-leasing from external customers	$235	$2,752	$5,542	$—	$—	$8,529
Inter-segment management fees	$—	$48,646	$12,132	$—	$(60,778)	$—
Trading container margin	$—	$—	$3,450	$—	$—	$3,450
Gain on sale of owned fleet containers, net	$36,071	$—	$—	$—	$—	$36,071
Depreciation expense	$255,442	$794	$—	$—	$(6,736)	$249,500
Container lessee default expense, net	$17,948	$—	$—	$—	$—	$17,948
Interest expense	$138,427	$—	$—	$—	$—	$138,427
Write-off of unamortized deferred debt issuance costs and bond discounts	$881	$—	$—	$—	$—	$881
Realized gain on derivative instruments, net	$5,238	$—	$—	$—	$—	$5,238
Unrealized loss on derivative instruments, net	$5,790	$—	$—	$—	$—	$5,790
Segment income (loss) before income tax and noncontrolling interests (1)	$26,166	$20,322	$16,128	$(4,083)	$(2,258)	$56,275
Total assets	$4,648,938	$152,801	$45,110	$10,653	$(88,733)	$4,768,769
Purchase of containers and fixed assets	$765,297	$709	$—	$—	$—	$766,006

	Container	Container	Container
2017	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$442,219	$2,669	$—	$—	$—	$444,888
Lease rental income - managed fleet	—	104,566	—	—	—	104,566
Lease rental income	$442,219	$107,235	$—	$—	$—	$549,454
Management fees - non-leasing from external customers	$266	$2,105	$4,775	$—	$—	$7,146
Inter-segment management fees	$—	$39,529	$9,477	$—	$(49,006)	$—
Trading container margin	$—	$—	$1,456	$—	$—	$1,456
Gain on sale of owned fleet containers, net	$26,210	$—	$—	$—	$—	$26,210
Depreciation expense	$240,827	$776	$—	$—	$(6,310)	$235,293
Container lessee default expense, net	$4,605	$—	$—	$—	$—	$4,605
Interest expense	$117,475	$—	$—	$—	$—	$117,475
Write-off of unamortized deferred debt issuance costs and bond discounts	$7,550	$—	$—	$—	$—	$7,550
Realized loss on derivative instruments, net	$1,191	$—	$—	$—	$—	$1,191
Unrealized gain on derivative instruments, net	$4,094	$—	$—	$—	$—	$4,094
Segment (loss) income before income tax and noncontrolling interests (1)	$(1,707)	$15,376	$10,854	$(3,568)	$1,405	$22,360
Total assets	$4,316,272	$160,899	$10,873	$6,859	$(93,651)	$4,401,252
Purchase of containers and fixed assets	$418,288	$934	$—	$—	$—	$419,222

(1) Container Ownership segment income (loss) before income tax and noncontrolling interests includes unrealized loss on derivative instruments, net of $15,442 and $5,790 for the years ended December 31, 2019 and 2018, respectively, and unrealized gain of $4,094 for the year ended December 31, 2017, and write-off of unamortized deferred debt issuance costs and bond discounts of $881 and $7,550 for the years ended December 31, 2018 and 2017, respectively.

General and administrative expenses are allocated to the reportable business segments based on direct overhead costs incurred by those segments. Amounts reported in the “Other” column represent activity unrelated to the active reportable business segments.  Amounts reported in the “Eliminations” column represent inter-segment management fees between the Container Management and the Container Resale segments and the Container Ownership segment.

Geographic Segment Information

The Company’s container lessees use containers for their global trade utilizing many worldwide trade routes. The Company earns its revenue from international carriers when the containers are on hire. Substantially all of the Company’s leasing related revenue is denominated in U.S. dollars. As all of the Company’s containers are used internationally, where no single container is domiciled in one particular place for a prolonged period of time, all of the Company’s long-lived assets are considered to be international with no single country of use.

The following table represents the geographic allocation of total fleet lease rental income and management fees from non-leasing services during the years ended December 31, 2019, 2018 and 2017 based on customers’ and Container Investors’ primary domicile:

	Years ended December 31,
	2019	Percent of Total	2018	Percent of Total	2017	Percent of Total
Lease rental income:
Asia	$329,567	53.2%	$319,286	52.1%	$280,331	51.0%
Europe	255,495	41.2%	255,753	41.7%	232,888	42.4%
North / South America	31,786	5.1%	34,053	5.6%	30,480	5.5%
All other international	2,912	0.5%	3,612	0.6%	5,755	1.1%
	$619,760	100.0%	$612,704	100.0%	$549,454	100.0%
Management fees, non-leasing:
Bermuda	$4,576	60.2%	$4,418	51.8%	$3,100	43.4%
Europe	2,334	30.8%	2,089	24.5%	2,097	29.3%
North / South America	342	4.5%	1,970	23.1%	1,928	27.0%
Asia	28	0.4%	7	0.1%	4	0.1%
All other international	310	4.1%	45	0.5%	17	0.2%
	$7,590	100.0%	$8,529	100.0%	$7,146	100.0%

The following table represents the geographic allocation of trading container sales proceeds and gain on sale of owned fleet containers, net during the years ended December 31, 2019, 2018 and 2017 based on the location of sale:

	Years ended December 31,
	2019	Percent of Total	2018	Percent of Total	2017	Percent of Total
Trading container sales proceeds:
Asia	$39,519	67.3%	$13,117	67.0%	$3,349	70.4%
North / South America	12,788	21.8%	2,893	14.8%	816	17.2%
Europe	6,411	10.9%	3,487	17.8%	593	12.5%
All other international	16	0.0%	71	0.4%	—	0.0%
	$58,734	100.0%	$19,568	100.0%	$4,758	100.0%
Gain on sale of owned fleet containers, net:
Asia	$7,714	36.0%	$18,593	51.5%	$18,321	69.9%
North / South America	6,809	31.8%	7,043	19.5%	5,002	19.1%
Europe	5,577	26.1%	9,622	26.7%	2,994	11.4%
Bermuda	—	0.0%	—	—	—	—
All other international	1,297	6.1%	813	2.3%	(107)	(0.4)%
	$21,397	100.0%	$36,071	100.0%	$26,210	100.0%